UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number          811-3906
                                            --------

     PC&J Performance Fund
     ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
     -----
     (Name and address of agent for service)

Registrant's telephone number, including area code:          937-223-0600
                                                             ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:  June 30, 2006
                           -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

PC&J PERFORMANCE
FUND

Semi-Annual Report to Shareholders
June 30, 2006






























The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions (888-223-0600).

>
PC&J PERFORMANCE FUND
---------------------

FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2005, 2004, 2003, 2002, and 2001, has been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2006, has been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.


                                   Period Ended
                                    June 30,               Years Ended December 31,
Selected Data for Each Share of
 Capital Stock                        2006       2005      2004      2003        2002       2001
Outstanding Throughout the Period
                                  (Unaudited)


NET ASSET VALUE-BEGINNING OF PERIOD   $   24.35   $ 24.89   $ 24.51   $ 19.95   $  26.02   $  31.63

Income from investment operations:
   Net investment income (loss)            0.03      0.04      0.07      0.03      (0.07)     (0.11)
   Net realized and unrealized
      gain (loss) on securities            0.05      0.78      1.72      4.56      (6.00)     (5.50)

TOTAL FROM INVESTMENT OPERATIONS           0.08      0.82      1.79      4.59      (6.07)     (5.61)

Less distributions:
   From net investment income             (0.00)    (0.04)    (0.07)    (0.03)     (0.00)     (0.00)
   From net realized gain
     on investments                       (1.12)    (1.32)    (1.34)    (0.00)     (0.00)     (0.00)

TOTAL DISTRIBUTIONS                       (1.12)    (1.36)    (1.41)    (0.03)     (0.00)     (0.00)

NET ASSET VALUE-END OF PERIOD         $   23.31   $ 24.35   $ 24.89   $ 24.51   $  19.95   $  26.02


TOTAL RETURN                               0.17%     3.27%     7.30%    23.00%   (23.33)%   (17.74)%

RATIOS TO AVERAGE NET ASSETS
   Expenses                              1.59%*      1.60%     1.52%     1.50%      1.50%      1.50%
   Net investment income (loss)          0.18%*      0.16%     0.28%     0.13%    (0.17)%    (0.38)%

Portfolio turnover rate                127.74%*     73.99%    54.69%   134.24%     79.86%     57.58%

Net assets at end of year (000's)     $  29,066   $33,126   $38,842   $37,793   $ 34,387   $ 46,094






* Annualized

See notes to financial statements.

------
PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2006
(UNAUDITED)



                                        PERCENT
                                         OF NET                       MARKET
SECURITY                                 ASSETS   NUMBER OF SHARES    VALUE

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer discretionary:                     8.7%
 Comcast Corp.                                              12,000  $  392,880
 Costco Wholesale Corp.                                      3,000     171,390
 Dress Barn Inc.                                             6,000     152,100
 Garmin Ltd.                                                 5,000     527,200
 McDonalds Corp.                                             5,000     168,000
 Penny J C Inc.                                              4,000     270,040
 SPDR Consumer Discretionary 2                              20,600     687,834
 Time Warner Inc.                                            9,200     159,160

                                                                     2,528,604


Consumer staples:                           9.6
 Altria Group Inc.                                           9,000     660,870
 Archer Daniels Midland                                      6,000     247,680
 Colgate Palmolive Co.                                       8,000     479,200
 iShares Tr. DJ Consumer Goods 2                             2,500     133,650
 Pepsico Inc.                                                6,000     360,240
 Procter & Gamble Co.                                        5,000     278,000
 SPDR Consumer Staples Select Sector 2                      25,500     616,845

                                                                     2,776,485


Energy:                                     7.6
 Exxon Mobil Corp.                                           5,000     306,750
 Oil Service Holders Trust 2                                 6,000     896,520
 Schlumberger Ltd.                                           5,000     325,550
 SPDR Energy Select Sector 2                                12,000     681,000

                                                                     2,209,820


Financial services:                        20.6
 American Express Co.                                        9,600     510,912
 American International Group Inc.                           3,534     208,683
 Bank of America Corp.                                       4,000     192,400
 Citigroup Inc.                                             13,000     627,250
 Investment Technology Group                                 4,000     203,440
 iShares Tr. DJ US Financial Sector 2                       16,000   1,665,120
 Merrill Lynch & Co. Inc.                                    5,000     347,800
 Mitsubishi UFJ Financial Group                             10,000     139,500
 PNC Financial Services Group Inc.                           2,000     140,340
 Prudential Financial Inc.                                   9,000     699,300
 SPDR Financial Select Sector 2                              9,000     291,060
 TD Ameritrade Holding Corp.                                 7,000     103,670



See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2006
(UNAUDITED)



                                      PERCENT
                                       OF NET                       MARKET
SECURITY                               ASSETS   NUMBER OF SHARES    VALUE

Financial services (continued):
 W R Berkley Corp.                                         9,000  $  307,170
 Wells Fargo & Co.                                         8,000     536,640

                                                                   5,973,285


Healthcare:                               8.2%
 Amerisourcebergen Corp.                                   9,500     398,240
 Gilead Sciences Inc.                                      6,000     354,960
 iShares Tr. DJ US Health Care 2                          12,400     749,580
 SPDR Health Care Select Sector 2                         10,000     302,400
 UnitedHealth Group Inc.                                  13,000     582,140

                                                                   2,387,320


Industrials:                              9.1
 Boeing Co.                                                7,000     573,370
 Burlington Northern Santa Fe                              1,000      79,250
 Fluor Corp.                                               3,000     278,790
 General Electric Co.                                     14,000     461,440
 Honeywell International                                   9,000     362,700
 Landstar Systems Inc.                                     3,000     141,690
 United Technologies Corp.                                12,000     761,040

                                                                   2,658,280


Materials:                                0.4
 SPDR Materials Select Sector  2                           4,000     128,400

Technology:                              14.2
 Apple Computer Inc.                                       2,000     114,540
 Ceridian Corp.                                           12,000     293,280
 Checkfree Corp.                                           3,000     148,680
 Cisco Systems Inc.                                       10,000     195,300
 Citrix Systems Inc.                                      13,000     521,300
 Cymer Inc.                                                9,000     418,140
 Hewlett Packard Co.                                      10,000     316,800
 Itron Inc.                                                5,000     296,300
 Lam Research Corp.                                        5,000     233,600
 Microsoft Corp.                                          16,000     372,800
 Qualcomm Inc.                                             6,000     240,420
 SPDR Technology Select Sector 2                          27,700     563,141
 Streettracks Morgan Stanley Tech. 2                       6,000     295,200
 Thomas & Betts Corp.                                      2,000     102,600

                                                                   4,112,101




See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2006
(UNAUDITED)



                                        PERCENT
                                         OF NET                        MARKET
SECURITY                                 ASSETS   NUMBER OF SHARES     VALUE

Telecommunications services:                1.5%
 iShares Tr. DJ US Telecomm. 2                              17,000  $   436,050

Utilities:                                  1.1
 SPDR Utilites Select Sector 2                              10,000      322,900

Diversified Indexed Trusts:                17.7
 iShares Tr. Russell 1000 Growth 2                          24,000    1,213,920
 iShares Tr. Russell 1000 Large Cap 2                       19,000    1,312,900
 iShares Tr. Russell 1000 Value 2                           19,000    1,389,280
 iShares Tr. Russell Mid Cap Growth 2                       10,000      959,200
 iShares Tr. Russell Mid Cap Index 2                         3,000      275,250

                                                                      5,150,550

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $23,594,048)                        98.7                      28,683,795


SHORT-TERM OBLIGATIONS                      4.8
 First American Treasury Obligations                        36,192       36,192
 Federated Prime Obligations                             1,350,000    1,350,000

TOTAL SHORT-TERM OBLIGATIONS
 (Cost $1,386,192)                                                    1,386,192


TOTAL INVESTMENTS
 (Cost $24,980,240) 3                     103.5                      30,069,987


OTHER ASSETS AND LIABILITIES               (3.5)                     (1,003,910)


NET ASSETS                                100.0%                    $29,066,077








1    Non-income producing security.
2  Exchange Traded Funds, or baskets of stocks giving exposure to certain industry and style segments.
3  Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation. (See Note D)


See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)




ASSETS:
Investments in securities, at market value
 (Cost basis - $24,980,240) (Notes A & D)                        $30,069,987

Receivables:
 Dividends and interest                                               33,969
 Fund shares sold                                                     83,137
 Securities sold                                                     398,768

             Total receivables                                       515,874


Total assets                                                      30,585,861


LIABILITIES:

Payables:
             Accrued expenses (Note B)                               (38,787)
 Fund shares redeemed                                             (1,100,030)
 Securities purchased                                               (380,967)

             Total payables                                       (1,519,784)


NET ASSETS                                                       $29,066,077



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of year                                                 1,360,475
 Net decrease (Note C)                                              (113,620)

 End of period                                                     1,246,855




NET ASSET VALUE, offering price and redemption price per share   $     23.31



NET ASSETS CONSIST OF:
 Paid in capital                                                 $22,984,282
 Net unrealized appreciation on investments                        5,089,747
 Undistributed net investment income                                  29,154
 Accumulated net realized gain on investments                        962,894

 Net Assets                                                      $29,066,077






See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)




INVESTMENT INCOME (Note A):
 Dividends                                                    $   249,545
 Interest                                                          29,471

Total investment income                                           279,016


EXPENSES (Note B):
 Investment advisory fee                                          156,513
 Management fee                                                    93,898

Total expenses                                                    250,411


NET INVESTMENT INCOME                                              28,605


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                               2,439,321
 Change in unrealized appreciation of investments              (2,330,214)

NET REALIZED AND UNREALIZED GAIN (LOSS ) ON INVESTMENTS           109,107


NET INCREASE IN NET ASSETS FROM OPERATIONS                    $   137,712



See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                           For The Six Months       For the Year
                                                  Ended                   Ended
                                            June 30, 2006      December 31, 2005
                                              (Unaudited)


INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                $    28,605   $    55,492
 Net realized gain on investments                       2,439,321     1,727,540
 Change in unrealized appreciation of investments      (2,330,214)     (725,343)

Net increase in net assets from operations                137,712     1,057,689


DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                     0       (55,970)
 From net realized gain on investments                 (1,493,692)   (1,730,272)

Net decrease in assets from distributions to
   shareholders                                        (1,493,692)   (1,786,242)


INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C)                   (2,704,399)   (4,986,704)

Total increase (decrease) in net assets                (4,060,379)   (5,715,257)

NET ASSETS:
 Beginning of period                                   33,126,456    38,841,713


 End of period                                        $29,066,077   $33,126,456




UNDISTRIBUTED NET INVESTMENT INCOME                   $    29,154   $       549



See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital. Current income is of secondary importance.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily available, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees. It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on a multiple of earnings, or a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods.

(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund had no capital loss carry forward as of December 31, 2005.

(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Net investment losses, for tax purposes, are reclassified to paid in capital.

The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The Fund has an investment advisory agreement (the "Agreement") with Parker Carlson & Johnson, Inc. (the "Adviser"), whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of one percent of the daily net assets of the Fund. Investment advisory fees were $156,513 for the six months ended June 30, 2006.

The Fund pays PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser, for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and to function as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including trustee fees of $2,000 for the six months ended June 30, 2006.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $93,898 for the six months ended June 30, 2006.

Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.




C.   CAPITAL SHARE TRANSACTIONS
                                 For the Six Months Ended   For the Year Ended
                                     June 30, 2006           December 31, 2005
                                      (Unaudited)

                                 Shares    Dollars       Shares       Dollars
                                 -------   -------        ------      -------
Subscriptions                     37,784    $ 893,190     73,720     $ 1,803,608
Reinvestment of distributions     61,953    1,493,692     72,549       1,786,242

                                  99,737    2,386,882    146,269       3,589,850
Redemptions                      213,357    5,091,281   (346,391)     (8,576,554)

Net increase (decrease)         (113,620) $(2,704,399)  (200,122)    $(4,986,704)

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2006, aggregated $19,415,250 and $23,089,855, respectively.
At June 30, 2006, gross unrealized appreciation on investments was $5,332,292 and gross unrealized depreciation on investments was $242,545 for a net unrealized appreciation of $5,089,747 for financial reporting and federal income tax purposes.

------


PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

E.  FEDERAL  TAX  DISCLOSURE
                       Tax Character of Distributions Paid
                                  ------------------------------------

Ordinary Income   Capital Gains   Total Distribution  Ordinary Income   Capital Gains  Total Distribution
---------------   --------------  ------------------  ----------------  -------------  ------------------
$153,521           $1,632,721        $1,786,242          $919,904       $1,162,715     $2,082,619


Tax Basis of Distributable Earnings
As of December 31, 2005

Undistributed           Undistributed    Unrealized
Ordinary Income         Capital Gains   Appreciation
---------------        --------------   ------------
$  1,449                 $ 16,365       $ 7,419,961




The percentage of ordinary income dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 100%.



F.  RENEWAL  OF  INVESTMENT  ADVISORY  AGREEMENT
The investment advisory agreement between the Fund and the Adviser (the "Agreement") was renewed by the Board of Trustees at a meeting held on February 14, 2006. In determining whether to approve the Agreement, the Trustees reviewed the following: the nature of the Adviser's business; the performance of the Fund and the Adviser; the Adviser's personnel and operations; the nature, quality and extent of the investment advisory services provided by the Adviser to the Fund; the cost of the services and the profit to be realized by the Adviser; comparison with the fees paid by other funds and accounts; and economies of scale and other benefits to the Fund and the Adviser.

The Trustees reviewed a description of the Adviser's business and a copy of the Adviser's most recent registration statement on Form ADV. The Trustees noted that the Fund is used as an investment vehicle for the Adviser's management clients, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships, and Fund shareholders receive many of the same advice and planning services at no additional cost, as do the Adviser's non-Fund clients. The Adviser explained that understanding the nature of its business is important in reviewing the Fund's performance and advisory fees. The Trustees also reviewed the Adviser's balance sheet dated as of December 31, 2005, and income statement for the year ended December 31, 2005, and concluded that the Adviser had adequate financial resources to provide the necessary services to the Fund. The Trustees also considered the services provided by PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Adviser explained that Service Corp., the Fund's transfer agent and dividend disbursing agent, was formed to provide transfer agency services to the Fund in a cost efficient manner.

Next, the Trustees reviewed the Adviser's personnel and operations. The organizational chart of all professional personnel performing services for the Fund was next reviewed, as well as a breakout of the amount of time spent on Fund activities as compared to the amount of time spent on other activities.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

F.  RENEWAL  OF  INVESTMENT  ADVISORY  AGREEMENT  (Continued)
Following this review, the Trustees concluded that the Adviser's personnel staffing was adequate to provide the necessary services to the Fund, and that the services provided by the Adviser to the Fund are adequate.

The Trustees then compared the Fund's average total returns to several broad-based indices. The Trustees noted that while the Fund under-performed the indices, the Fund does not have a pre-defined peer group or specific investment style like many other mutual funds. The Adviser explained that because the Adviser often is the sole investment adviser for a client/shareholder, and the Fund serves as the investment vehicle for the Adviser's clients, the Adviser takes a broader view than a specific investment mandate. The Adviser reviewed the relative performance of various styles and capitalization segments over recent years and how those cycles impacted Fund performance. The Adviser reviewed changes made to it's research and stock selection process. The result of the revised process has led the Adviser to purchase mid-cap growth stocks early in 2006 with early indications of good results. After a lengthy discussion of the under-performance in 2005, the Trustees concluded that they were satisfied with the explanation of the performance of the Fund considering the relationship between the Adviser and the Fund's shareholders, and the change in the stock selection process for the Fund's portfolio.

The Trustees then turned their attention to the nature, quality and extent of the services provided to the Fund. In addition to reviewing the professional personnel involved in providing advisory services to the Fund, the Trustees reviewed (i) the Adviser's compliance programs, including the Adviser's practices for monitoring compliance with the Fund's investment limitations; (ii) the business background and experience of the Adviser's Chief Compliance Officer; (iii) examinations of the Adviser by state or Federal regulators during the period since the last renewal of the Agreement; (iv) any material litigation or administrative actions involving the Adviser or its affiliates; and (v) the Adviser's currently effective Code of Ethics adopted pursuant to Rule 17j-1. The Trustees concluded that they were satisfied with the compliance programs of the Adviser. Based on the materials presented and their experiences with the Adviser, the Trustees concluded that they were satisfied with the nature, quality and extent of the services provided by the Adviser in light of the objective and strategy of the Fund.

The Trustees also considered the cost to the Adviser of providing the services and the profits to be realized by the Adviser. In reviewing the Adviser's profitability, the Trustees considered the allocation of expenses to the Adviser, including the method of allocating indirect and overhead costs with respect to the Fund; a comparison of the Adviser's overall profitability with the profitability of other investment advisers; and material payments by the Fund to the Adviser, other than the fees paid pursuant to the Agreement. After this review, the Trustees concluded that the allocation of expenses was reasonable, and that profitability of the Adviser consolidated with the profitability of Service Corp. was not excessive.

Next, the Trustees considered whether the compensation payable to the Adviser was reasonable in comparison to fees paid by other funds in the Fund's peer group and in absolute terms. In doing so, the Trustees reviewed (i) the current advisory fee schedule, actual dollar payments and any proposed changes; (ii) an advisory fee comparison with the advisory fee of similar sized funds; (iii) a comparison of advisory fees paid by the Fund under the Agreement with fees paid to the Adviser by other comparable accounts managed by the Adviser; and (iv) a comparison of the expense ratio of the Fund with the expense ratio of funds in the peer group. The board noted that the Adviser provides shareholder reporting tailored to specific client needs, provides performance and cost information, and makes the Fund's manager available for shareholder questions. The Adviser explained that these services are embodied in its advisory fee. The Trustees noted that a better fee/expense comparison is total expenses paid by comparable funds, since the Fund's advisory fee is all-inclusive with no front-end, deferred or redemption fees. The Trustees agreed that the other accounts managed by the Adviser are not comparable to the Fund. Based on the information presented, the Trustees concluded that they

------
PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

F. RENEWAL OF INVESTMENT ADVISORY AGREEMENT (Concluded) were satisfied that the Adviser's fee schedule was reasonable.

Next, the Trustees reviewed the economies of scale associated with managing the Fund, the appropriateness of fee breakpoints, and benefits that accrue to the Adviser as a result of its relationship with the Fund. The Trustees concluded that as the Fund grows, adding breakpoints to benefit from realized economies of scale could be appropriate, but that such considerations are not yet relevant due to the size of the Fund. They noted that current structure allows for lower fees overall, rather that an initial higher fee for the first step before a breakpoint. In addition, the Trustees concluded that investment analysis done on behalf of the Fund may benefit some of the Adviser's other accounts, but investment ideas utilized in other accounts also may benefit the Fund. The Trustees then reviewed a report on the use of the Performance Fund brokerage as a "soft dollar" payment for research and discussed the benefits of the soft dollar arrangements to the Adviser, as well as the benefits to the shareholders.

Based upon the information provided, the Board concluded that the fee paid, and to be paid, to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders.

------
PC&J  PERFORMANCE  FUND
-----------------------

ADDITIONAL INFORMATION
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (January 1, 2006) and held for the six months ended June 30, 2006.

                                 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                           Ending Account
                Beginning Account Value       Value                Expenses Paid
                  January  1,  2006        June  30,  2006       During  Period*

Actual                  $1,000               $1,001.67                $7.94

Hypothetical (5% return

before expenses)        $1,000               $1,016.86                $8.00


  *Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the current fiscal year.

PC&J PERFORMANCE FUND
---------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

PORTFOLIO  CHARACTERISTICS





INDUSTRY SECTOR               % OF NET ASSETS
----------------------------  ----------------

Consumer discretionary                    8.7%
Consumer staples                          9.6
Energy                                    7.6
Financial services                       20.6
Healthcare                                8.2
Industrials                               9.1
Materials                                 0.4
Technology                               14.2
Telecommunications services               1.5
Utilities                                 1.1
Diversified indexed trusts               17.7
Short-term obligations                    4.8
Other assets and liabilities             (3.5)
Total                                   100.0%






A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.   Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 18, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Performance Fund
---------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 25, 2006
         ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     August 25, 2006
         ---------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 25, 2006
         ---------------